Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Balance Sheet Information Related to Leases
Balance sheet information related to the Company’s leases at December 31, was as follows (in thousands):

	2022	2021
Assets:
Lease assets	$3,128	$3,471
Liabilities:
Current portion of lease liabilities	$1,312	$1,146
Long-term portion of lease liabilities	1,913	2,423

Total lease liabilities	$3,225	$3,569

Schedule of Lease Costs and Other Lease Information
The following table presents the components of lease costs as of December 31, (in thousands):

Lease Cost	2022	2021	2020
Operating lease cost	$1,300	$1,008	$817
Short-term lease cost	37	291	156
Variable lease cost	143	141	130

Net lease cost	$1,480	$1,440	$1,103

Other lease information surrounding the Company’s operating leases as of December 31, was as follows (dollars in thousands):

	2022	2021	2020
Cash outflows for amounts included in the measurement of lease liabilities	$1,300	$924	$819
ROU assets obtained in exchange for lease obligations	$910	$3,940	$—
Lease modifications	$—	$—	$(83)
Weighted-average remaining lease term (in years)	2.80	3.26	0.74
Weighted-average discount rate	2.35%	1.29%	3.66%

Schedule of Future Maturities of Lease Liabilities
Future maturities of the Company’s operating lease liabilities as of December 31, 2022 were as follows (in thousands):

Future lease payments:
2023	$1,373
2024	1,160
2025	446
2026	277
2027	97
Thereafter	—

3,353
Present value discount	(128)

Lease liabilities	$3,225